ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
ORGANIZATION AND DESCRIPTION OF BUSINESS

Note 1 – Organization and basis of accounting.

Business Description

Alpine Auto Brokers (the “Company”) was organized as Alpine Auto Brokers, LLC in the state of Utah in December 2010. The Company sold automobiles and provided dealer services, for a fee. The Company was incorporated as Alpine Auto Brokers, Inc. on May 12, 2011, in the State of Nevada for the purpose of locating and purchasing used vehicles at auctions, from private individuals, from other dealers and selling these vehicles specifically to consumers in Salt Lake City, Utah. On January 1, 2014, the Company acquired 100 percent of the membership interests of Alpine Auto Brokers, LLC, a Utah Limited Liability Company formed on December 10, 2010. The Company operated through its wholly owned subsidiary Alpine Auto Brokers, LLC.

The acquisition was accounted for as a reverse recapitalization in which the operating entity’s historical financial statements become those of the “accounting acquirer” in which historical operating results are presented from inception.

On August 18, 2021, the Eight Judicial District Court in Clark County, Nevada Case No: A-20-816619-B appointed Custodian Ventures, managed by David Lazar as the Company’s Receiver.

On February 9, 2022, as a result of a private transactions, 10,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the “Company”, were transferred from Custodian Ventures, LLC to MetaVerse Investment Group (the “Purchaser”). As a result, the Purchaser became the holder of 90% of the voting rights of the issued and outstanding share capital of the Company on a fully diluted basis of the Company, and became the controlling shareholder. The consideration paid for the Shares was $420,000, with $20,000 being held back pending certain public filings of the Company. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or Custodian Ventures, LLC.

On February 9, 2022, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary and a Director. At the effective date of the transfer, Zibin Xiao consented to act as the new Chief Executive Officer, President, and member of the Board of Directors. Also on February 9, 2022, Zonghan Wu consented to act as the new CFO, Treasurer, Secretary, and Chairman of the Board of Directors of the Company.

On June 27, 2022, Zibin Xiao resigned as the Chief Executive Officer, President, and member of the Board of Directors. Also on June 27, 2022, Yufeng Zhang consented to act as the new Chief Executive Officer, President, and member of the Board of Directors.

On February 20, 2023, the company signed an agreement with National Holdings Investment Ltd (“NHIL”), a British Virgin Islands company, to issue 10,000,000 ordinary shares of the company to acquire 100% ownership of NHIL.

Basis of Presentation and Organization

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”). The accompanying financial statements have been prepared assuming the continuation of the Company as a going concern. To continue as a going concern, the Company is actively pursuing additional funding and strategic partners to enable it to implement its business plan. In addition, the Company is also working to devote more efforts to improve its operation and generate more profits. Management believes that these actions will allow the Company to continue its operations through next fiscal year.

The Company had negative working capital of $104,912, negative cash flows from operating activities of $25,851 respectively and cumulative deficit of the Company was $647,375 for the year ended June 30, 2022. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain whether the Company will be able to maintain profitability and continue growth for the foreseeable future. If management is unable to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to maintain profitability. These factors raise doubts about the Company’s ability to continue as a going concern.

The Company will focus on improving operation efficiency and cost reduction, developing core cash-generating business, and enhancing marketing function. Actions include developing more customers, as well as creating synergy using the Company’s resources.

The Company believes that available cash and cash equivalents, the cash provided by operating activities, together with actions as developing more customers and creating synergy of the Company’s resources, should enable the Company to meet presently anticipated cash needs for at least 12 months after the date that the consolidated financial statements are issued and the Company has prepared the consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, obtaining financial support from related parties, and controlling overhead expenses. Management cannot provide any assurance that the Company’s efforts will be successful. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of these uncertainties.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Alpine Auto Brokers (the “Company”) was organized as Alpine Auto Brokers, LLC in the state of Utah in December 2010. The Company sold automobiles and provided dealer services, for a fee.

The Company was incorporated as Alpine Auto Brokers, Inc. on May 12, 2011, in the State of Nevada for the purpose of locating and purchasing used vehicles at auctions, from private individuals, from other dealers and selling these vehicles specifically to consumers in Salt Lake City, Utah. On January 1, 2014, the Company acquired 100 percent of the membership interests of Alpine Auto Brokers, LLC, a Utah Limited Liability Company formed on December 10, 2010. The Company operated through its wholly owned subsidiary Alpine Auto Brokers, LLC.

The acquisition was accounted for as a reverse recapitalization in which the operating entity’s historical financial statements become those of the “accounting acquirer” in which historical operating results are presented from inception.

The Company has been dormant since October 27, 2016.

On August 18, 2021, the Eight Judicial District Court in Clark County, Nevada Case No: A-20-816619-B appointed Custodian Ventures, managed by David Lazar as the Company’s Receiver.

On January 28, 2022, the Company, amended its articles of incorporation change its name back to Alpine Auto Brokers Inc. The change was made because the Company failed to complete its prior name change with FINRA.

On February 9, 2022, as a result of a private transactions, 10,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the “Company”, were transferred from Custodian Ventures, LLC to MetaVerse Investment Group (the “Purchaser”). As a result, the Purchaser became the holder of 90% of the voting rights of the issued and outstanding share capital of the Company on a fully-diluted basis of the Company, and became the controlling shareholder. The consideration paid for the Shares was $420,000, with $20,000 being held back pending certain public filings of the Company. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or Custodian Ventures, LLC.

On February 9, 2022, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary and a Director. At the effective date of the transfer, Zibin Xiao consented to act as the new Chief Executive Officer, President, and member of the Board of Directors. Also on February 9, 2022, Zonghan Wu consented to act as the new CFO, Treasurer, Secretary, and Chairman of the Board of Directors of the Company.

On June 27, 2022, Zibin Xiao resigned as the Chief Executive Officer, President, and member of the Board of Directors. Also on June 27, 2022, Yufeng Zhang consented to act as the new Chief Executive Officer, President, and member of the Board of Directors.

The Company’s year-end is December 31,

National Holdings Investments Ltd [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

National Holdings Investment Ltd. (the “Company”), located in the British Virgin Islands, was formed on June 16, 2022. Yang Jiayue is the sole director and shareholder of the Company.

On October 4, 2022, the Company acquired 100 percent of the membership interests of Yinao (Dongguan) Technology Co., Ltd. (“YDTC”) for zero consideration, a Limited Liability Company formed on January 10, 2022. The Company operated through its wholly-owned subsidiary YDTC.